2. VARIABLE INTEREST ENTITY (Details) (VIEBalanceSheetMember, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
VIEBalanceSheetMember
Values and classification of assets that are collateral for the obligations of New PE Holdco
Cash and cash equivalents	$ 92	$ 2,070
Other current assets	13,368	14,320
Property and equipment	148,390	155,523
Other assets	1,368	1,693
Total assets	163,218	173,606
Current liabilities	6,063	3,064
Long-term debt, including current portion	91,186	73,256
Other liabilities	195	158
Total liabilities	$ 97,444	$ 76,478